Provision - Summary of Provision for Reinstatement Cost (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision For Reinstatement Cost [Line Items]
Beginning of financial year	$ 605	$ 377
Currency revaluation adjustment	(20)	(5)
Additions from new leases during the year	438	71
Accretion cost	20	11
Acquisition of subsidiaries	0	151
Reversal during the year	(14)	0
Provision utilised during the year	(77)	0	[1]
Current	280	36
Non-current	672	569
End of financial year	$ 952	$ 605

[1]	* Less than $1,000